COST REDUCTION ACTIONS - Restructuring Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Restructuring charges:
Restructuring charges	$ 55.3	$ 51.1
Other expense (income), net
Restructuring charges:
Restructuring charges	55.3	50.4	$ 73.7
Label and Graphic Materials | Other expense (income), net
Restructuring charges:
Restructuring charges	27.9	29.0	57.8
Retail Branding and Information Solutions | Other expense (income), net
Restructuring charges:
Restructuring charges	18.7	9.8	11.9
Industrial and Healthcare Materials | Other expense (income), net
Restructuring charges:
Restructuring charges	8.4	9.4	4.0
Corporate Segment | Other expense (income), net
Restructuring charges:
Restructuring charges	$ 0.3	$ 2.2	$ 0.0